Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
Stock Options, Restricted Stock, Restricted Stock Units, Stock and Performance Awards
In 2003, the Company’s Board of Directors and shareholders approved the 2003 Stock and Incentive Plan (the “2003 Plan”). The 2003 Plan, as amended, provided that a maximum of 3,481,569 shares of common stock in the aggregate could be issued pursuant to options or restricted stock grants. The persons eligible to receive awards under the 2003 Plan included employees, directors, contractors or advisors of the Company.
In 2012, the Board of Directors adopted and shareholders approved the 2012 Long-Term Incentive Plan (as subsequently amended and restated, the “2012 Incentive Plan”). As of December 31, 2016, the 2012 Incentive Plan provided for a maximum of 8,700,000 shares of common stock in the aggregate that may be issued by the Company pursuant to grants of stock options, restricted stock, stock appreciation rights, restricted stock units or other performance awards. The persons eligible to receive awards under the 2012 Incentive Plan include employees, directors, contractors or advisors of the Company. The primary purpose of the 2012 Incentive Plan is to attract and retain key employees, key contractors and outside directors and advisors of the Company. With the adoption of the 2012 Incentive Plan, the Company does not plan to make any future awards under the 2003 Plan, but the 2003 Plan will remain in place until all awards outstanding under that plan have been settled.
The 2003 Plan and the 2012 Incentive Plan are administered by the independent members of the Board of Directors, which, upon recommendation of the Compensation Committee of the Board of Directors, determine the number of options, restricted shares or other awards to be granted, the effective dates, the terms of the grants and the vesting periods. The Company typically uses newly issued shares of common stock to satisfy option exercises or restricted share grants. All stock-based compensation awards granted since 2012 have been granted under the 2012 Incentive Plan and are equity-based awards for which the fair value is fixed at the grant date, while all stock-based compensation awards granted prior to January 1, 2012 were granted under the 2003 Plan and are liability-based awards for which the fair value is remeasured at each reporting period.
Stock Options
Historically, stock option awards have been granted to purchase the Company’s common stock at an exercise price equal to the fair market value on the date of grant, a typical vesting period of three or four years and a typical maximum term of five or ten years.
The fair value of stock option awards outstanding under the 2003 Plan was estimated using the following weighted average assumptions at December 31, 2016, 2015 and 2014.

	2016	2015	2014
Stock option pricing model	Black Scholes Merton	Black Scholes Merton	Black Scholes Merton
Expected option life	3.14 years	0.39 years	1.51 years
Risk-free interest rate	1.70%	0.64%	0.74%
Volatility	47.07%	91.98%	55.14%
Dividend yield	—%	—%	—%
Estimated forfeiture rate	—%	—%	—%

The weighted average grant date fair value for stock option awards outstanding under the 2012 Incentive Plan was estimated using the following weighted average assumptions during the years ended December 31, 2016, 2015 and 2014.

	2016	2015	2014
Stock option pricing model	Black Scholes Merton	Black Scholes Merton	Black Scholes Merton
Expected option life	3.96 years	4.00 years	3.99 years
Risk-free interest rate	1.08%	1.15%	1.21%
Volatility	45.68%	56.89%	51.47%
Dividend yield	—%	—%	—%
Estimated forfeiture rate	1.16%	3.21%	4.28%
Weighted average fair value of stock option awards granted during the year	$5.65	$9.90	$9.45

The Company estimated the future volatility of its common stock using the historical value of its stock for a period of time commensurate with the expected term of the stock option. The expected term was estimated using the simplified method outlined in Staff Accounting Bulletin Topic 14. The risk-free interest rate is the rate for constant yield U.S. Treasury securities with a term to maturity that is consistent with the expected term of the award.
Summarized information about stock options outstanding at December 31, 2016 under the 2003 Plan and the 2012 Incentive Plan is as follows.

	Number of options (in thousands)	Weighted average exercise price
Options outstanding at December 31, 2015	2,363	$15.40
Options granted	668	$15.51
Options exercised	(114)	$10.12
Options forfeited	(28)	$19.73
Options expired	(2)	$22.66
Options outstanding at December 31, 2016	2,887	$15.59

	Options outstanding at December 31, 2016			Options exercisable at December 31, 2016
Range of exercise prices	Shares outstanding (in thousands)	Weighted average remaining contractual life	Weighted average exercise price	Shares exercisable (in thousands)	Weighted average exercise price
$8.18 - $9.55	816	1.30	$8.30	484	$8.35
$10.49 - $17.80	925	2.87	$13.55	302	$10.58
$18.77 - $22.70	862	3.05	$21.84	65	$21.21
$23.40 - $27.33	284	2.26	$24.22	112	$23.49

At December 31, 2016, the aggregate intrinsic value was $29.4 million for outstanding options and $13.6 million for exercisable options, based on the Company’s quoted closing market price of $25.76 per share on that date. The remaining weighted average contractual term of exercisable options at December 31, 2016 was 1.19 years.
The total intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014 was $1.6 million, $1.3 million and $0.2 million, respectively. The tax related benefit realized from the exercise of stock options totaled $0.5 million, $0.3 million and $0.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.
During the years ended December 31, 2016, 2015 and 2014, the Company recognized $5.9 million, $4.7 million and $2.5 million, respectively, in stock-based compensation expense attributable to stock options. At December 31, 2016, 2015 and 2014, the Company had recorded $1.4 million, zero and $1.4 million of long-term liabilities and zero, $1.0 million and zero of current liabilities, respectively, related to its outstanding liability-based stock options. The Company did not settle any liability-based awards in cash for the years ended December 31, 2016, 2015 and 2014, respectively.
At December 31, 2016, the total remaining unrecognized compensation expense related to unvested stock options was approximately $6.9 million and the weighted average remaining requisite service period (vesting period) of all unvested stock options was 1.90 years.
The fair value of options vested during 2016, 2015 and 2014 was $3.0 million, $1.3 million and $1.5 million, respectively.
Restricted Stock, Restricted Stock Units and Common Stock
The Company has granted stock, restricted stock and restricted stock unit awards to employees, outside directors and advisors of the Company under the 2003 Plan and the 2012 Incentive Plan. The stock and restricted stock are issued upon grant, with the restrictions, if any, being removed upon vesting. The restricted stock units are issued upon vesting, unless the recipient makes an election to defer issuance for a set term after vesting. One current director elected to defer the issuance of his awards in 2015, 2014 and 2013. All awards granted in 2016, 2015 and 2014 were service based awards and vest over the service period, which is one to four years. All restricted stock and restricted stock unit awards outstanding at December 31, 2016 were granted under the 2012 Incentive Plan.
A summary of the non-vested restricted stock and restricted stock units as of December 31, 2016 is presented below (in thousands, except fair value).

	Restricted Stock		Restricted Stock Units
Non-vested restricted stock and restricted stock units	Shares	Weighted average fair value	Shares	Weighted average fair value
Non-vested at December 31, 2015	854	$17.64	68	$21.89
Granted	472	$18.55	66	$19.44
Vested	(225)	$16.05	(52)	$19.67
Forfeited	(62)	$20.49	—	—
Non-vested at December 31, 2016	1,039	$18.23	82	$21.32

At December 31, 2016, the aggregate intrinsic value for the restricted stock and restricted stock units outstanding was $28.9 million as calculated based on the maximum number of shares of restricted stock and restricted stock units vesting, using the Company’s quoted closing market price of $25.76 per share on that date.
During the years ended December 31, 2016, 2015 and 2014, the Company recognized approximately $6.6 million, $4.7 million and $3.0 million, respectively, in stock-based compensation expense attributable to restricted stock and restricted stock units.
At December 31, 2016, the total remaining unrecognized compensation expense related to unvested restricted stock and restricted stock units was approximately $12.5 million and the weighted average remaining requisite service period (vesting period) of all non-vested restricted stock and restricted stock units was 1.8 years.
The fair value of restricted stock and restricted stock units vested during 2016, 2015 and 2014 was $4.6 million, $0.8 million and $0.9 million, respectively.
The total tax benefit recognized for all stock-based compensation was $4.3 million, $3.4 million and $1.9 million for the years ended December 31, 2016, 2015 and 2014, respectively.
In mid-February 2017, the Company granted awards of 228,174 shares of restricted stock and options to purchase 590,128 shares of the Company’s common stock at an exercise price of $27.26 per share to certain of its employees. The fair value of these awards was approximately $12.4 million. All of these awards vest ratably over three years.
In mid-February 2017, the Company also granted awards of 174,561 shares of restricted stock and options to purchase 444,491 shares of the Company’s common stock at an exercise price of $26.86 per share to certain of its employees. The fair value of these awards was approximately $9.3 million. All of these awards vest ratably over three years.